Document and Entity Information	Feb. 28, 2023
Risk/Return:
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	497
Period end date	Feb. 28, 2023
Investment Company Type	N-1A
Document Description	Supplement to Prospectus and each Fund’s Summary Prospectus dated July 1, 2023
Amendment Flag	false